TAXES ON INCOME - Narrative (Details) $ in Thousands			12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 25, 2021 USD ($)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Income Tax Examination [Line Items]
Tax rate			23.00%	23.00%	23.00%
Federal and state income taxes rate			24.80%
Tax loss carry-forwards			$ 221,908
Tax loss carry-forwards that have no expiration date			107,442
Accrued interest related to income tax uncertainties			$ 14,495	$ 8,453
Israel Tax Authority
Income Tax Examination [Line Items]
Final assessment amount		$ 16,000
Israel Tax Authority | Subsequent Event
Income Tax Examination [Line Items]
Final assessment amount	$ 14,675
2012
Income Tax Examination [Line Items]
Tax rate			20.00%
The election | 2017 and thereafter
Income Tax Examination [Line Items]
Tax rate			12.00%
Income not eligible for Preferred Enterprise benefits | 2021
Income Tax Examination [Line Items]
Tax rate			23.00%
Encouragement of Industry
Income Tax Examination [Line Items]
Number of annual installments for deduction of public offering expenses | installment			3
Amortization period of purchased know-how and patents			8 years
Non-Israeli Subsidiaries
Income Tax Examination [Line Items]
Undistributed earnings			$ 1,221,292
Unrecognized deferred tax liability			$ 154,929